Income Taxes - Summary of Net Deferred Income Taxes (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Income Tax Disclosure [Abstract]
Deferred tax assets	₨ 2,422	$ 32.1	₨ 2,735
Less: valuation allowance	(217)	(2.9)	(328)	$ (4.4)	₨ (715)
Net deferred tax assets	2,205	29.2	2,407
Deferred tax liability	₨ 2,622	$ 34.8	₨ 2,054